Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                       Greenwood Village, Colorado 80111




May 10, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: FutureFunds Series Account of Great-West Life & Annuity Insurance Company
    Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 002-89550 and 811-03972

Ladies and Gentlemen:

In lieu of filing the form of prospectus and Statement of Additional Information for FutureFunds Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

         (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 34 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement.

         (2) the text of post-effective amendment no. 34 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 30, 2004.

If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3817.

FUTUREFUNDS SERIES ACCOUNT
(Registrant)

By:      /s/ Beverly A. Byrne

         Beverly A. Byrne
         Vice President and Counsel